Pensions and Other Post-Retirement Benefits	12 Months Ended
Dec. 31, 2012
Pensions and Other Post-Retirement Benefits

9. Pensions and Other Post-Retirement Benefits

Nielsen sponsors both funded and unfunded defined benefit pension plans (the “Pension Plans”) for some of its employees in the Netherlands, the United States and other international locations.

A summary of the activity for the Pension Plans follows:

	Year Ended December 31, 2012
(IN MILLIONS)	The Netherlands	United States		Other		Total
Change in projected benefit obligation
Benefit obligation at beginning of period	$606	$284	$	551	$	1,441
Service cost	3	—		14		17
Interest cost	28	13		25		66
Plan participants’ contributions	—	—		2		2
Actuarial losses	112	8		84		204
Benefits paid	(33)	(10)		(26)		(69)
Expenses paid	(2)	—		(1)		(3)
Premiums paid	—	—		(1)		(1)
Amendments	—	—		(2)		(2)
Curtailments	—	—		(1)		(1)
Settlements	—	—		(2)		(2)
Acquisition	—	—		2		2
Effect of foreign currency translation	13	—		19		32
Benefit obligation at end of period	727	295		664		1,686
Change in plan assets
Fair value of plan assets at beginning of period	639	221		412		1,272
Actual return on plan assets	79	29		39		147
Employer contributions	7	8		49		64
Plan participants’ contributions	—	—		2		2
Benefits paid	(33)	(10)		(26)		(69)
Expenses paid	(2)	—		(1)		(3)
Premiums paid	—	—		(1)		(1)
Settlements	—	—		(2)		(2)
Insurance	4	—		—		4
Effect of foreign currency translation	13	—		14		27
Fair value of plan assets at end of period	707	248		486		1,441
Funded status	$(20)	$(47)	$	(178)	$	(245)
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	$—	$—	$	9	$	9
Current liabilities	—	—		(2)		(2)
Accrued benefit liability included in other non-current liabilities	(20)	(47)		(185)		(252)
Net amount recognized	$(20)	$(47)	$	(178)	$	(245)
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	$65	$(3)	$	75	$	137
Amortization of net loss	(3)	(4)		(4)		(11)
Total recognized in other comprehensive income/(loss)	$62	$(7)	$	71	$	126
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	$165	$74	$	150	$	389

	Year Ended December 31, 2011
(IN MILLIONS)	The Netherlands	United States		Other		Total
Change in projected benefit obligation
Benefit obligation at beginning of period	$594	$267	$	517	$	1,378
Service cost	4	—		13		17
Interest cost	31	15		26		72
Plan participants’ contributions	1	—		2		3
Actuarial losses	29	12		27		68
Benefits paid	(35)	(10)		(23)		(68)
Expenses paid	(3)	—		(1)		(4)
Premiums paid	—	—		(1)		(1)
Curtailments	—	—		(2)		(2)
Settlements	—	—		(2)		(2)
Effect of foreign currency translation	(15)	—		(5)		(20)
Benefit obligation at end of period	606	284		551		1,441
Change in plan assets
Fair value of plan assets at beginning of period	663	204		396		1,263
Actual return on plan assets	22	8		15		45
Employer contributions	5	19		29		53
Plan participants’ contributions	1	—		2		3
Benefits paid	(35)	(10)		(23)		(68)
Expenses paid	(3)	—		(1)		(4)
Premiums paid	—	—		(1)		(1)
Settlements	—	—		(2)		(2)
Effect of foreign currency translation	(14)	—		(3)		(17)
Fair value of plan assets at end of period	639	221		412		1,272
Funded status	$33	$(63)	$	(139)	$	(169)
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	$36	$—	$	8	$	44
Current liabilities	—	—		(2)		(2)
Accrued benefit liability included in other non-current liabilities	(3)	(63)		(145)		(211)
Net amount recognized	$33	$(63)	$	(139)	$	(169)
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss	$39	$22	$	38	$	99
Amortization and impact of curtailments/settlements	—	(3)		(1)		(4)
Total recognized in other comprehensive income/(loss)	$39	$19	$	37	$	95
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	$103	$81	$	79	$	263

The total accumulated benefit obligation and minimum liability changes for the Pension Plans were as follows:

(IN MILLIONS)	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Accumulated benefit obligation.	$1,618	$1,392	$1,318

	Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets at December 31, 2012
(IN MILLIONS)	The Netherlands	United States	Other		Total
Projected benefit obligation	$727	$295	$528	$	1,550
Accumulated benefit obligation	724	295	479		1,498
Fair value of plan assets	707	248	347		1,302

	Pension Plans with Projected Benefit Obligation in Excess of Plan Assets at December 31, 2012
(IN MILLIONS)	The Netherlands	United States	Other		Total
Projected benefit obligation	$727	$295	$625	$	1,647
Accumulated benefit obligation	724	295	563		1,582
Fair value of plan assets	707	248	439		1,394

	Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets at December 31, 2011
(IN MILLIONS)	The Netherlands	United States	Other		Total
Projected benefit obligation	$48	$284	$517	$	849
Accumulated benefit obligation	46	284	472		802
Fair value of plan assets	45	221	369		635

	Pension Plans with Projected Benefit Obligation in Excess of Plan Assets at December 31, 2011
(IN MILLIONS)	The Netherlands	United States	Other		Total
Projected benefit obligation	$48	$284	$517	$	849
Accumulated benefit obligation	46	284	472		802
Fair value of plan assets	45	221	369		635

Net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010, respectively, includes the following components:

	Net Periodic Pension Cost
(IN MILLIONS)	The Netherlands	United States		Other		Total
Year ended December 31, 2012
Service cost	$3	$—	$	14	$	17
Interest cost	28	13		25		66
Expected return on plan assets	(34)	(18)		(29)		(81)
Amortization of net loss	3	4		4		11
Net periodic pension cost	$—	$(1)	$	14	$	13
Year ended December 31, 2011
Service cost	$4	$—	$	13	$	17
Interest cost	31	15		26		72
Expected return on plan assets	(37)	(18)		(28)		(83)
Amortization of net loss	—	2		1		3
Curtailment gain	—	—		(1)		(1)
Net periodic pension cost	$(2)	$(1)	$	11	$	8
Year ended December 31, 2010
Service cost	$4	$—	$	10	$	14
Interest cost	29	15		25		69
Expected return on plan assets	(37)	(18)		(26)		(81)
Amortization of net gain	(1)	—		—		(1)
Curtailment gain	—	—		(2)		(2)
Net periodic pension cost	$(5)	$(3)	$	7	$	(1)

The curtailment gains of $1 million and $2 million in 2011 and 2010, respectively, resulted from employee terminations primarily in Europe.

The deferred loss included as a component of accumulated other comprehensive income/(loss) that is expected to be recognized as a component of net periodic benefit cost during 2013 is as follows:

	The Netherlands	United States	Other	Total
Net actuarial loss	$(6)	$(5)	$(10)	$(21)

The weighted average assumptions underlying the pension computations were as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Pension benefit obligation:
—discount rate	3.8%	4.7%	5.2%
—rate of compensation increase	2.1%	2.0%	2.1%
Net periodic pension costs:
—discount rate	4.7%	5.2%	5.7%
—rate of compensation increase	2.0%	2.1%	2.1%
—expected long-term return on plan assets	6.2%	6.3%	6.5%

The assumptions for the expected return on plan assets for the Pension Plans were based on a review of the historical returns of the asset classes in which the assets of the Pension Plans are invested and long-term economic forecast for the type of investments held by the plans. The historical returns on these asset classes were weighted based on the expected long-term allocation of the assets of the Pension Plans.

Nielsen’s pension plans’ weighted average asset allocations by asset category are as follows:

	The Netherlands	United States	Other	Total
At December 31, 2012
Equity securities	22%	60%	47%	37%
Fixed income securities	62	40	49	54
Other	16	—	4	9
Total	100%	100%	100%	100%
At December 31, 2011
Equity securities	23%	60%	44%	36%
Fixed income securities	61	39	52	55
Other	16	1	4	9
Total	100%	100%	100%	100%

No Nielsen shares are held by the pension plans.

Nielsen’s primary objective with regard to the investment of the Pension Plans’ assets is to ensure that in each individual plan, sufficient funds are available to satisfy future benefit obligations. For this purpose, asset and liability management studies are made periodically at each pension fund. For each of the Pension Plans, an appropriate mix is determined on the basis of the outcome of these studies, taking into account the national rules and regulations. The overall target asset allocation among all plans for 2012 was 40% equity securities and 56% long-term interest-earning investments (debt or fixed income securities), and 4% other securities.

Equity securities primarily include investments in U.S. and non U.S. companies. Fixed income securities include corporate bonds of companies from diversified industries and mortgage-backed securities. Other types of investments are primarily insurance contracts.

Assets at fair value (See Note 7 – “Fair Value Measurements” for additional information on fair value measurement and the underlying fair value hierarchy) as of December 31, 2012 and 2011 are as follows:

(IN MILLIONS)	December 31, 2012							December 31, 2011
Asset Category	Level 1	Level 2		Level 3		Total		Level 1		Level 2		Level 3		Total
Cash and equivalents	$2	$1	$	—	$	3	$	10	$	1	$	—	$	11
Equity securities – U.S.	31	137		—		168		27		119		—		146
Equity securities – non-U.S.	35	326		—		361		33		281		—		314
Real estate	—	—		32		32		—		—		32		32
Corporate bonds	110	433		—		543		103		393		—		496
Debt issued by national, state or local government	41	195		—		236		53		142		—		195
Other	3	18		77		98		3		15		60		78
Total Assets at Fair Value	$222	$1,110	$	109	$	1,441	$	229	$	951	$	92	$	1,272

The following is a summary of changes in the fair value of the Pension Plans’ Level 3 assets for the years ended December 31, 2012 and 2011:

(IN MILLIONS)	Real Estate		Other		Total
Balance, end of year December 31, 2010	$32	$	53	$	85
Actual return on plan assets:
Unrealized gains	1		9		10
Effect of foreign currency translation	(1)		(2)		(3)
Balance, end of year December 31, 2011	$32	$	60	$	92
Actual return on plan assets:
Unrealized gains	—		16		16
Effect of foreign currency translation	—		1		1
Balance, end of year December 31, 2012	$32	$	77	$	109

Contributions to the Pension Plans in 2013 are expected to be approximately $7 million for the Dutch plans and $ 40million for other plans. No contribution is expected to be made to the U.S. pension plan.

Estimated future benefit payments are as follows:

(IN MILLIONS)	The Netherlands	United States	Other		Total
For the years ending December 31,
2013	$35	$10	$21	$	66
2014	36	10	22		68
2015	37	11	24		72
2016	37	11	25		73
2017	38	12	27		77
2018-2022	192	68	152		412

Defined Contribution Plans

Nielsen also offers defined contribution plans to certain participants, primarily in the United States. Nielsen’s expense related to these plans was $37 million, $37 million and $35 million for the years ended December 31, 2012, 2011 and 2010, respectively. In the United States, Nielsen contributes cash to each employee’s account in an amount up to 3% of compensation (subject to IRS limitations). No contributions are made in shares of the Company’s common stock. Effective October 7, 2011, participants were allowed to invest in The Nielsen Company Stock Fund, which is an investment fund that exclusively invests in the Company’s common stock.